Note 17 - Intangible assets - Goodwill - Breakdown by CGU and Changes of the year - Reconciliation Of Changes In Goodwill (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	€ 6,180
Intangible Assets and Goodwill
Goodwill at end of period	6,203	€ 6,180
United States [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	5,066	4,837
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	31	229
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	5,097	5,066
Turkey [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	382	509
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(29)	(127)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	353	382
Mexico [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	519	493
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	16	26
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	535	519
Colombia [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	161	168
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	5	(7)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	166	161
BBVA Chile [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	29	32
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	1	(3)
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	30	29
Rest [Member]
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	23	23
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	(1)	0
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	22	23
Total
Reconciliation Of Changes In Goodwill Line Items
Goodwill at beginning of period	6,180	6,062
Intangible Assets and Goodwill
Increase Decrease Through Transfers And Other Changes Goodwill	0	0
Increase Decrease Through Net Exchange Differences Goodwill	23	118
Impairment Loss Recognised In Profit Or Loss Goodwill	0	0
Additional Recognition Goodwill	0	0
Goodwill at end of period	€ 6,203	€ 6,180